Asset Retirement Obligations (Tables)	12 Months Ended
Dec. 31, 2021
Asset Retirement Obligation Disclosure [Abstract]
Schedule of Asset Retirement Obligations

The following is a continuity of the Company’s asset retirement obligations:

	December 31, 2021	December 31, 2020
Asset retirement obligations at beginning of period	$4,010,624	$3,633,427
Accretion expense	416,354	377,197
Change in estimate	-	-
Asset retirement obligations at end of period	$4,426,978	$4,010,624